Law Offices of
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
Telephone (415) 856-7000
Facsimile (415) 856-7100
Internet www.paulhastings.com
August 2, 2006
VIA EDGAR CORRESPONDENCE FILING
Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Kayne Anderson Energy Development Company
File No. 333-134829
Sir or Madam:
On behalf of Kayne Anderson Energy Development Company (the “Fund”), attached please find the following for filing: the Fund’s pre-effective amendment No. 1 to its registration statement on Form N-2 (File No. 333-134829) with respect to the Fund’s proposed offering of shares of common stock.
Please direct any inquiries regarding this filing to the undersigned at (415) 856-7046.

Very truly yours,
/s/ Alexander Y. Kymn
Alexander Y. Kymn
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure

cc:	Kevin S. McCarthy (w/ enclosure)
David J. Shladovsky, Esq. (w/ enclosure)